INCOME TAX EXPENSE - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net loss carryforward	¥ 670,062	¥ 631,139
Advertising expense carried forward for future deduction		3,928
Accrued expenses and payroll payable	18,967	22,899
Provision for impairment of assets	5,663	5,597
Others	94	260
Valuation allowance	(694,786)	(663,823)
Tax loss carryforwards	¥ 2,680,250
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100
Withholding income taxes for undistributed profits	¥ 0	¥ 0